K. EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 25, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	Fiscal Year Ended
	June 25,	June 26,
	2017	2016
Loss from continuing operations	$ (12,167)	$ (8,487)
Discontinued operations	(324)	(399)
Net loss available to common stockholders	$ (12,491)	$ (8,886)

BASIC:
Weighted average common shares	10,617	10,317

Loss from continuing operations per common share	$ (1.15)	$ (0.82)
Discontinued operations per common share	(0.03)	(0.04)
Net loss per common share	$ (1.18)	$ (0.86)

DILUTED:
Weighted average common shares	10,617	10,317
Stock options	-	-
Weighted average common shares outstanding	10,617	10,317

Loss from continuing operations per common share	$ (1.15)	$ (0.82)
Discontinued operations per common share	(0.03)	(0.04)
Net loss per common share	$ (1.18)	$ (0.86)